Note 12. Income Tax Benefit: Schedule of Reconciliation of the Provision (Benefit) for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Federal provision (benefit) at statutory graduated tax rates	(34.00%)	(35.00%)
Change in valuation allowance	34.00%	35.00%
Effective tax rate	0.00%	0.00%